Environmental rehabilitation obligation fund (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Balance at beginning of the year	R 4,934	R 4,602	R 3,999
Contributions made	72	64	13
Payments received	(10)	(7)	(152)
Interest income	174	245	265
Environmental rehabilitation obligation funds on acquisition of subsidiaries	0	0	443
Balance at end of the year	5,202	4,934	4,602
Restricted cash	1,135	703	610
Funds	4,067	4,231	3,992
Environmental rehabilitation obligation funds
Disclosure of fair value measurement of assets [line items]
Fair value gain	R 32	R 30	R 34